Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2024
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 6. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended June 30, 2024 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr. Roger Aston, Independent Non-Executive Director (Resigned May 31, 2024)

Mr. Paul Brennan, Independent Non-Executive Chairman

Mr. Daniel Pollock, Independent Non-Executive Director

Mr. Stephen Anastasiou, Independent Non-Executive Director (resigned May 3, 2024)

Prof. Ravi Savarirayan, Independent Non-Executive Director

Dr. Jeannette Joughin Independent Non-Executive Director (commenced June 1, 2024)

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2024:

Mr. Steven Lydeamore, Chief Executive Officer

Dr. Jerry Kanellos, Chief Operating Officer

Mr. Flavio Palumbo, Chief Commercial Officer

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,637,409	1,394,154	636,673
Post-employment benefits	158,080	5,283	44,489
Long-term benefits	10,607	8,110	15,168
Share-based payment expenses to KMP and their related entities	3,300	200,753	94,890
Total Key Management Personnel Compensation	1,809,396	1,608,300	791,220